Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	5,984	1,645	2,359
Sales and marketing expenses	12,669	6,071	1,183
Research and development expenses	30,578	8,020	8,712
General and administrative expenses	21,478	15,061	10,342

Total	70,709	30,797	22,596

Schedule of share-based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2022 and 2023 is estimated on the date of grant using the following assumptions, and no option granted for the year ended December 31, 2024.

	For the year ended December 31,
	2022	2023
Expected volatility	74.30% -95.00%	96.30%
Expected dividends yield	0%	0%
Risk-free interest rate	1.74% -2.70%	3.42%
Expected term (in years)	6	6
Fair value of underlying ordinary share (US$)	4.25-13.02	4.94-7.69

Schedule of share-based compensation stock options activities
The following table presents a summary of the Company’s option activities for the years ended December 31, 2022, 2023 and 2024:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2022	4,905	3.33	2.94	44,871
Granted	635	4.50
Exercised	(642)	2.40
Forfeited	(337)	3.90

Outstanding as of December 31, 2022	4,561	3.58	2.74	8,188

Granted	78	4.50
Exercised	(355)	3.48
Forfeited	(478)	4.27

Outstanding as of December 31, 2023	3,806	3.53	2.00	2,205

Granted	—	—
Exercised	(662)	3.58
Forfeited	(288)	4.31

Outstanding as of December 31, 2024	2,856	3.44	1.57	11,323

Vested and exercisable as of December 31, 2023	2,659	3.24	1.60	2,094
Vested and exercisable as of December 31, 2024	2,369	3.23	1.38	9,868

Schedule of share-based compensation stock RSUs Award Activities
The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2023 and 2024:

	Number of RSUs	Weighted average grant date fair value
	(in thousands)	US$
Outstanding as of January 1, 2023	—	—
Granted	411	5.96
Vested	(1)	4.06
Forfeited	(39)	5.97

Outstanding as of December 31, 2023	371	5.96

Granted	393	4.14
Vested	(122)	5.96
Forfeited	(106)	5.49

Outstanding as of December 31, 2024	536	4.72